FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
FINANCIAL RISK MANAGEMENT
Schedule of impact on pre-tax profit of a 10% change in the USD/CAD exchange rate on US dollar denominated financial assets and liabilities

The following table shows the impact on pre-tax earnings of a 10% change in the USD/CAD exchange rate on financial assets and liabilities denominated in CAD, as of December 31, 2017, with all other variables held constant:

	Impact of currency rate change on pre-tax earnings
	10% increase	10% decrease
Cash and cash equivalents	$1,340	$(1,340)
Receivables and other	676	(676)
Restricted cash	504	(504)
Accounts payable and accrued liabilities	(6,085)	6,085

Schedule of impact on pre-tax profit of a 1% change in interest rates on financial assets and liabilities

The following table shows the impact on pre-tax earnings of a 1% change in interest rates on financial assets and liabilities as of December 31, 2017, with all other variables held constant:

	Impact of interest rate change on pre-tax earnings
	1% increase	1% decrease
Cash and cash equivalents	$901	$(901)
Other assets	5	2,537
Offtake obligation	2,455	(2,900)
Stream obligation	2,576	(2,364)

Schedule of impact on pre-tax profit from changes in the fair values of financial instruments with a 10% change in gold and silver commodity prices

The impact of a 10% movement in commodity prices as of December 31, 2017, with all other variables held constant, is as follows:

	Impact of price change on pre-tax earnings
	10% increase	10% decrease
Trade receivables	$7,848	$(7,848)
Offtake obligation	(4,285)	4,496
Stream obligation	(152)	848

Schedule of carrying amount of financial assets represents the maximum credit exposure
	December 31, 2017	December 31, 2016
Cash and cash equivalents	$56,285	$141,791
Trade receivables	11,067	—
Tax receivables	6,166	8,621
Restricted cash	5,036	9,377

	$78,554	$159,789

Schedule of maturity analysis of financial liabilities

The maturity analysis of financial liabilities as at December 31, 2017 is as follows:

	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
Accounts payable and accrued liabilities	$60,438	$—	$—	$—	$60,438
Restricted share unit liability	—	511	—	—	511
Senior secured term credit facility	423,776	—	—	—	423,776
Stream obligation	—	20,000	—	—	20,000
Convertible notes	—	—	100,000	—	100,000
Interest on convertible notes	2,250	6,750	1,116	—	10,116

	$486,464	$27,261	$101,116	$—	$614,841

Schedule of financial assets and liabilities by level within the fair value hierarchy

	Carrying value			Fair value
	Designated at	Loans and	Other financial
As at December 31, 2017	FVTPL	receivables	liabilities	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$—	$56,285	$—	$—	$—	$—
Receivables and other	—	19,551	—	—	11,067	—
Other assets	132	—	—	—	—	132
Restricted cash	—	5,036	—	—	—	—

	$132	$80,872	$—	$—	$11,067	$132

Financial liabilities
Accounts payable and accrued liabilities	$—	$—	$53,436	$—	$—	$—
Restricted share unit liability	2,730	—	—	—	2,730	—
Senior secured term credit facility	—	—	365,890	—	—	—
Offtake obligation	78,085	—	—	—	—	78,085
Stream obligation	224,020	—	—	—	—	224,020
Debt portion of convertible note	—	—	76,582	—	76,582	—

	$304,835	$—	$495,908	$—	$79,312	$302,105

	Carrying value			Fair value
	Designated at	Loans and	Other financial
As at December 31, 2016	FVTPL	receivables	liabilities	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$—	$141,791	$—	$—	$—	$—
Receivables and other	—	15,260	—	—	—	—
Other assets	1,756	—	—	—	—	1,756
Restricted cash	—	9,377	—	—	—	—

	$1,756	$166,428	$—	$—	$—	$1,756

Financial liabilities
Accounts payable and accrued liabilities	$—	$—	$108,396	$—	$—	$—
Restricted share unit liability	2,668	—	—	—	2,668	—
Senior secured term credit facility	—	—	232,438	—	—	—
Offtake obligation	67,702	—	—	—	—	67,702
Stream obligation	201,020	—	—	—	—	201,020

	$271,390	$—	$340,834	$—	$2,668	$268,722